Annual Fund Operating Expenses - RiverFront Strategic Income Fund - RiverFront Strategic Income Fund Shares	May 20, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%

[1]	Restated to reflect current fees.